COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Oct. 31, 2015 USD ($) m²	Oct. 31, 2014 USD ($)
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Patent Acquisition Obligations Discounted, Present Value	$ 3,688,000
Interest Expense, Patent Acquisition Obligations	452,000	$ 386,000
Operating Leases, Future Minimum Payments Due	44,000
Operating Leases, Rent Expense	$ 100,000	$ 109,000
Property Available for Operating Lease [Member] | Los Angeles California [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Land (in Square Meters) | m²	3,000